American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2020

Ultra - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.4%
Boeing Co. (The)	595,000	189,370,650
Automobiles — 2.5%
Tesla, Inc.(1)	510,000	331,790,700
Banks — 1.9%
JPMorgan Chase & Co.	1,035,000	136,992,600
U.S. Bancorp	2,195,755	116,858,081
		253,850,681
Beverages — 1.3%
Constellation Brands, Inc., Class A	939,000	176,813,700
Biotechnology — 2.9%
Biogen, Inc.(1)	379,258	101,963,513
Bluebird Bio, Inc.(1)	280,000	22,313,200
Ionis Pharmaceuticals, Inc.(1)	732,904	42,742,961
Regeneron Pharmaceuticals, Inc.(1)	543,000	183,501,420
Sage Therapeutics, Inc.(1)	523,000	34,664,440
		385,185,534
Capital Markets — 1.1%
MSCI, Inc.	493,000	140,899,400
Chemicals — 1.1%
Ecolab, Inc.	755,000	148,063,050
Electrical Equipment — 0.7%
Acuity Brands, Inc.	826,000	97,360,620
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	832,000	42,407,040
Keyence Corp.	128,200	43,466,931
		85,873,971
Entertainment — 3.5%
Netflix, Inc.(1)	538,000	185,658,420
Walt Disney Co. (The)	2,043,000	282,567,330
		468,225,750
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	804,815	245,887,079
Health Care Equipment and Supplies — 4.6%
ABIOMED, Inc.(1)	243,000	45,268,470
Edwards Lifesciences Corp.(1)	534,000	117,405,240
IDEXX Laboratories, Inc.(1)	295,000	79,947,950
Intuitive Surgical, Inc.(1)	610,323	341,646,609
Tandem Diabetes Care, Inc.(1)	381,000	28,971,240
		613,239,509
Health Care Providers and Services — 3.5%
UnitedHealth Group, Inc.	1,706,168	464,845,472
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	235,000	203,688,600

Starbucks Corp.	2,386,000	202,404,380
Wingstop, Inc.	404,000	37,479,080
		443,572,060
Household Products — 0.9%
Colgate-Palmolive Co.	1,695,000	125,057,100
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	289,673	415,037,681
Alphabet, Inc., Class C(1)	352,661	505,796,986
Facebook, Inc., Class A(1)	2,687,000	542,532,170
Tencent Holdings Ltd.	2,248,900	106,784,706
		1,570,151,543
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	437,378	878,569,936
IT Services — 14.8%
Mastercard, Inc., Class A	2,398,646	757,828,217
PayPal Holdings, Inc.(1)	2,535,000	288,711,150
Shopify, Inc., Class A(1)	200,000	93,132,000
Square, Inc., Class A(1)	1,747,000	130,483,430
Visa, Inc., Class A	3,601,472	716,584,884
		1,986,739,681
Machinery — 2.2%
Cummins, Inc.	231,000	36,953,070
Donaldson Co., Inc.	706,307	36,622,018
Nordson Corp.	323,000	54,541,780
Westinghouse Air Brake Technologies Corp.	1,369,000	101,114,340
Yaskawa Electric Corp.	1,956,700	67,287,824
		296,519,032
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,111,000	81,003,010
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	1,109,000	216,432,440
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	1,277,000	137,826,610
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	1,181,000	129,614,750
Applied Materials, Inc.	1,526,000	88,492,740
Xilinx, Inc.	1,013,000	85,578,240
		303,685,730
Software — 11.7%
DocuSign, Inc.(1)	2,043,000	160,395,930
Microsoft Corp.	4,532,000	771,482,360
Paycom Software, Inc.(1)	291,000	92,584,560
salesforce.com, Inc.(1)	2,627,790	479,072,395
Splunk, Inc.(1)	407,826	63,319,065
		1,566,854,310
Specialty Retail — 3.4%
Ross Stores, Inc.	1,434,284	160,912,322
TJX Cos., Inc. (The)	4,952,000	292,366,080
		453,278,402

Technology Hardware, Storage and Peripherals — 10.2%
Apple, Inc.	4,428,100	1,370,541,231
Textiles, Apparel and Luxury Goods — 2.3%
NIKE, Inc., Class B	2,377,000	228,905,100
Under Armour, Inc., Class C(1)	4,661,000	83,711,560
		312,616,660
TOTAL COMMON STOCKS (Cost $4,588,356,188)		13,344,253,861
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $72,458,982), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $70,939,980)		70,932,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $3,849,528), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $3,771,204)		3,771,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,854	37,854
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,740,854)		74,740,854
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $4,663,097,042)		13,418,994,715
OTHER ASSETS AND LIABILITIES — (0.2)%		(22,842,595)
TOTAL NET ASSETS — 100.0%		$13,396,152,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	325,939,775	USD	2,998,581	Bank of America N.A.	3/31/20	$18,639
USD	43,651,228	JPY	4,748,725,450	Bank of America N.A.	3/31/20	(307,664)
						$(289,025)

NOTES TO SCHEDULE OF INVESTMENTS
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	13,126,714,400	217,539,461	—
Temporary Cash Investments	37,854	74,703,000	—
	13,126,752,254	292,242,461	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,639	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	307,664	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.